INCOME TAXES (Schedule of Components of Provision (Benefit) for Income Taxes) (Details) - USD ($)			12 Months Ended
	Dec. 31, 2017	Nov. 02, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Foreign				$ 2,355,000	$ 17,000	$ (5,193,000)
Total Current				2,355,000	17,000	(5,193,000)
Deferred
Foreign				(1,092,000)	771,000	1,031,000
Total Deferred				(1,092,000)	771,000	1,031,000
Total Tax Expense (benefit)				$ 1,263,000	$ 788,000	$ (4,162,000)
Statutory tax rate (as a percent)				35.00%
Deemed repatriation tax liability	$ 0	$ 0
Forecast
Deferred
Statutory tax rate (as a percent)			21.00%